Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ (153,034)	$ 25,238	$ 17,563,041
Income tax expense at the PRC statutory rate	(75,942)	(6,310)	(4,390,760)
International tax rate differential	(469)	(1,665)	5,303
Super deduction for research and development expenses	40,899	84,008	159,235
Non-deductible expenses	(33,920)	(55,748)	(227,821)
Effect of preferential tax rate	10,515	(4,213)	1,774,595
Change in valuation allowance	(83,704)	(12,707)	(4,135)
Effect of PRC withholding tax	36,921	59,006	(426,737)
Other adjustments	379	522	6,190
Total income tax recovery (expense)	$ (105,321)	$ 62,893	$ (3,104,130)